Investments in Companies Under Equity Method	12 Months Ended
Dec. 31, 2017
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Investments in Companies Under Equity Method

NOTE 8 — INVESTMENTS IN COMPANIES UNDER EQUITY METHOD

		2017 % of interests	December 31,
	Country / Head office		2017	2016	2015
			(In millions of US$)
Marine acquisition
CGG Eidesvik Ship Management AS	Norway / Bergen	49.0%	0.2	0.2	0.2
Eidesvik Seismic Vessels AS(1)	Norway / Bomlo	—	—	21.0	19.0
Gardline CGG Pte Ltd(2)	Singapore	—	—	—	7.7
Geo Ship Management Services SAS (formerly GeofieLD Ship Management Services SAS)(3)	France / Massy	—	—	—	(0.1)
Global Seismic Shipping AS(1)	Norway / Bomlo	50.0%	63.5	—	—
Oceanic Seismic Vessels AS(1)	Norway / Bomlo	—	—	27.0	25.4
PT Elnusa-CGGVeritas Seismic	Indonesia / Jakarta	49.0%	0.2	0.4	0.3
PTSC CGGV Geophysical Survey Limited	Vietnam / Vung Tau City	49.0%	—	9.6	18.9
Land and Multi-Physics acquisition
Argas	Saudi Arabia / Al-Khobar	49.0%	68.3	64.5	73.4
Seabed Geosolutions BV	The Netherlands /Amsterdam	40.0%	60.1	67.5	53.4
Veri-Illuq Geophysical Ltd.	Canada / Calgary	49.0%	(0.1)	(0.1)	(0.1)
Yamoria Geophysical Ltd.	Canada / Calgary	49.0%	(0.3)	(0.3)	(0.3)
GGR
Petroleum Edge Limited	UK / London	50.0%	(2.3)	(1.1)	—
Reservoir Evaluation Services LLP(4)	Kazakhstan / Almaty	49.0%	3.1	1.8	2.9

Investments in companies under the equity method			192.7	190.5	200.7

(1)

On April, 2017, CGG entered into agreements with Eidesvik, the lenders under our Nordic credit facility and the lenders under the credit facilities of “ESV” and “OSV” for the implementation of a new ownership set up for our seismic fleet, through the creation of Global Seismic Shipping AS (“GSS”) company. This new company, “GSS”, holds 100% stake in “ESV” and “OSV” (see note 2).

(2)	On March 24, 2016, CGG sold its 49% stake in Gardline CGG Pte Ltd.
(3)	On June 13, 2016, CGG bought the remaining 50% stake in GeofieLD Ship Management Services SAS. Shortly after, the company was renamed Geo Ship Management Services SAS.
(4)	On February 23, 2017, CGG acquired an additional 13% stake in Reservoir Evaluation Services LLP.

The variation of “Investments in companies under equity method” is as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Balance at beginning of period	190.5	200.7	137.7
Change in consolidation scope	23.6	(8.6)	4.9
Investments made during the year	0.7	19.0	40.0
Equity in income	(20.1)	(8.2)	21.4
Dividends received during the period, reduction in share capital	(2.0)	(13.0)	(5.1)
Change in exchange rate and other	—	0.6	1.8

Balance at end of period	192.7	190.5	200.7

The changes in consolidation scope in 2017 correspond for US$23.6 million to the implementation of the new ownership set up for our seismic fleet (see note 2 — New ownership set up for our seismic fleet). The changes in consolidation scope in 2016 corresponded for US$(8.6) million to the disposal of the shares we held in Gardline CGG PTE Ltd. In 2015, the changes in consolidation scope corresponded for US$4.9 million to the disposal of the shares we held in Magnitude Microseismic LLC.

The investments in 2016 corresponded for US$19.0 million to our participation in Seabed Geosolutions BV capital increase through the conversion of part of the existing debt. In 2015, the investments corresponded for US$40.0 million to our participation in Seabed Geosolutions BV capital increase through the conversion of part of the existing debt.

Main contributive companies under equity method

The following tables illustrate summarized financial information as of December 31, 2017 of the main contributive entities operating in the Land and Marine acquisition business:

	Argas	Global Seismic Shipping AS	Seabed Geosolutions BV
	(In millions of US$)
Revenue	131.9	19.6	89.9
Depreciation and amortization	(31.7)	(23.7)	(23.7)
Cost of financial debt	(0.4)	(11.9)	(0.9)
Tax income (expense)	(1.3)	—	(1.5)
Net income (loss)	11.3	(17.1)	(18.7)

Cash and cash equivalents	38.2	24.1	(0.9)
Current assets	52.2	1.8	41.5
Total non-current assets	99.2	457.6	209.8
Current financial liabilities	—	13.2	—
Current liabilities	31.2	0.7	47.7
Non-current financial liabilities	—	342.7	5.2
Non-current liabilities	14.4	—	0.2
Equity	144.0	126.9	197.3

Dividends paid to CGG	—	—	—

CGG Services (Norway) AS granted a loan to Global Seismic Shipping AS for a net discounted amount of US$15.6 million as of December 31, 2017. CGG granted a loan amounting to US$38.0 million as of December 31, 2015 to Seabed Geosolutions BV. This loan was repaid for US$19.0 million and for the remaining US$19.0 million converted in capital as of December 31, 2016.

For transactions with investments in companies under the equity method, please see note 27 — Related party transactions.

Reconciliation of the summarized financial information above with the carrying amount of the main contributive entities in our statement of financial position and with our share of income as of December 31, 2017 is as follows:

	Argas	Global Seismic Shipping AS	Seabed Geosolutions BV	Other entities	Total
	(In millions of US$)
Equity of main contributive entities	144.0	126.9	197.3
% of interest	49%	50%	40%
% of equity of main contributive entities	70.6	63.5	78.9
Adjustments and eliminations	(2.3)	—	(18.8)

Investments in companies under the equity method	68.3	63.5	60.1	0.8	192.7

	Argas	Global Seismic Shipping AS	Seabed Geosolutions BV	Other entities	Total
	(In millions of US$)
Net income of main contributive entities	11.3	(17.1)	(18.7)
% of interest	49%	50%	40%
% of income of main contributive entities	5.5	(8.6)	(7.5)
Adjustments and eliminations	(1.7)	0.1	—

Share of income (loss) in companies accounted for under the equity method	3.8	(8.5)	(7.5)	(7.9)	(20.1)